Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2026
Schedule of contractual obligations and commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$11,086	$11,086	$-	$-
Derivative liability	523	523	-	-
Equipment loans	1,720	828	892	-
Finance lease obligations	6,295	3,155	3,140	-
Total	$19,624	$15,592	$4,032	$-

Schedule of foreign currency risk
	September 30, 2026		December 31, 2025
	MXN	CDN	MXN	CDN
Cash	$18,714	$2,158	$29,172	$1,710
Due from related parties	-	335	4,026	-
Long-term investments	-	4,239	-	5,690
Reclamation bonds	-	6	-	6
Amounts receivable	12,624	42	11,461	30
Accounts payable and accrued liabilities	(70,233)	(28)	(73,792)	(311)
Due to related parties	-	(135)	-	(135)
Finance lease obligations	(1,254)	(346)	(4,320)	(430)
Net exposure	(40,149)	6,271	(33,453)	6,560
US dollar equivalent	$(2,220)	$4,420	$(1,863)	$4,785

Schedule of financial assets measured at fair value on a recurring basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$138,247	$-	$-
Amounts receivable	31	1,447	-
Derivative asset	-	-	-
Long-term investments	2,724	-	264
Total financial assets	$141,002	$1,447	$264

Financial liabilities
Derivative liability	-	-	(523)
Total financial liabilities	$-	$-	$(523)
	Level 1	Level 2	Level 3
Financial assets
Cash	$101,724	$-	$-
Amounts receivable	-	7,430	-
Derivative asset	-	1,314	-
Long-term investments	3,843	-	308
Total financial assets	$105,567	$8,744	$308

Financial liabilities
Derivative liability	-	-	-
Total financial liabilities	$-	$-	$-